Document and Entity Information	12 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	WRK
Entity Registrant Name	WestRock CO
Entity Central Index Key	0001732845
Entity Emerging Growth Company	false